Short-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of short term investments [abstract]
Summary of Short-term Investments	Short and Long-term investments

	Short-term		Long-term
	Listed securities	Unlisted securities	Listed securities	Unlisted securities	Balance at 12/31/2021
Bonds (a)	645,826	1,336,344	—	—	1,982,170
Equity securities (b)	—	—	1,215,791	22,685	1,238,476
Investment funds (c)	—	10,867	—	—	10,867
	645,826	1,347,211	1,215,791	22,685	3,231,513

	Short-term		Long-term
	Listed securities	Unlisted securities	Listed securities	Unlisted securities	Balance at 12/31/2020
Bonds (a)	675,599	6,464,154	—	—	7,139,753
Equity securities (b)	970,353	7,816	—	—	978,169
Investment funds (c)	—	10,136	—	—	10,136
	1,645,952	6,482,106	—	—	8,128,058

(a)
Comprised of Brazilian Treasury Notes (“LFTs”), structured notes linked to LFTs and corporate bonds in the amount of R$344,032, R$1,336,344 and R$301,794 (2020 – R$465,538, R$6,463,986 and R$210,229) respectively, with maturities greater than three months, indexed to fixed and floating rates. As of December 31, 2021, bonds of listed companies are mainly indexed to fixed rates in US$ and hedged to Brazilian reais using a cross-currency interest rate swap (Note 26.6). Liquidity risk is minimal.

(b)
Comprised of ordinary shares of listed and unlisted entities. These assets are measured at fair value, and the Group elected asset by asset the recognition of the changes in fair value of the existing listed and unlisted equity instruments through profit or loss (“FVPL”) or other comprehensive income (“FVOCI”). Fair value of unlisted equity instruments as of December 31, 2021 was determined based on recent negotiations of the securities.
•Assets at FVPL:
On May 24, 2021, the Group signed a definitive investment agreement with Banco Inter S.A. (“Banco Inter”), a leading and fast-growing digital bank in Brazil which allowed the Group to invest up to R$2,480,003 in newly issued shares issued by Banco Inter, becoming a minority investor (limited to a 4.99% stake) of Banco Inter after the transaction (the “Investment”). As part of the Investment, the Group acquired the right of first refusal in the case of change of control of Banco Inter, for a period of six years and according to certain price thresholds; and the right to join the Board of Directors of Banco Inter with one seat out of nine. We understand that the investment does not allow us to have significant influence on Banco Inter, so the investment is classified as fair value through profit or loss.
The change in fair value of equity securities at FVPL for December 31, 2021 was a loss of R$1,264,213, which was recognized in the statement of profit or loss.
•Assets as FVOCI:
On December 31, 2021, comprised mainly of ordinary shares in entities that are not traded in an active market (December 31, 2020 - comprised mainly of listed Linx shares that subsequently upon the business combination are considered part of the consideration paid).
The change in fair value of equity securities at FVOCI for the year ended December 31, 2021 was R$216,466 (2020 – R$40,336 and 2019 - R$(938)), which was recognized in other comprehensive income.

(c)	Comprised of foreign investment fund shares.
Short-term investments are denominated in Brazilian reais and U.S. dollars.